Benefit Plans - Information About the Plan's Funded Status and Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in benefit obligation
Beginning of year	$ (7,558)	$ (7,215)
Service cost	(519)	(528)
Interest cost	$ (274)	(239)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Noninterest Income, Other Operating Income
Actuarial gain (loss)	$ 2,989	45
Benefits paid	282	379
End of year	(5,078)	(7,558)
Change in fair value of plan assets
Beginning of year	7,744	6,522
Actual return on plan assets	(1,217)	944
Employer contribution	744	657
Benefits paid	(283)	(379)
End of year	6,988	7,744
Funded (unfunded) status at end of year	$ 1,910	$ 186